Annual Total Returns[BarChart] - Transamerica PIMCO Tactical - Balanced VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.10%)	1.19%	12.16%	8.05%	(2.27%)	5.65%	12.42%	(6.75%)	19.90%	9.18%